UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	6/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus High Yield Strategies Fund June 30, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--141.5%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--.6%
Lamar Media,
Gtd. Notes	6.63	8/15/15	675,000	627,750
RH Donnelley,
Gtd. Notes	10.88	12/15/12	690,000	760,725
RH Donnelley Finance I,
Gtd. Notes	10.88	12/15/12	551,000 a,b	607,477
				1,995,952
Aerospace & Defense--2.1%
Alliant Techsystems,
Gtd. Notes	6.75	4/1/16	915,000	882,975
Argo-Tech,
Sr. Notes	9.25	6/1/11	1,182,000 b	1,223,370
BE Aerospace,
Sr. Sub. Notes, Ser. B	8.88	5/1/11	1,239,000 b	1,288,560
DRS Technologies,
Sr. Sub. Notes	6.88	11/1/13	438,000	423,765
L-3 Communications,
Bonds	3.00	8/1/35	550,000 a	539,000
L-3 Communications,
Gtd. Notes	7.63	6/15/12	1,050,000 b	1,071,000
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	1,400,000 b	1,344,000
				6,772,670
Agricultural--.4%
Alliance One International,
Gtd. Notes	11.00	5/15/12	1,430,000 b	1,365,650
Airlines--.4%
United AirLines,
Pass-Through Ctfs., Ser. 00-2	7.81	10/1/09	1,153,705 c	1,203,251
Automotive, Trucks & Parts--1.4%
Cooper-Standard Automotive,
Gtd. Notes	8.38	12/15/14	525,000	416,719
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	2,000,000	1,920,000
Polypore International,
Sr. Discount Notes	0/10.50	10/1/12	2,003,000 d	1,331,995
United Components,
Sr. Sub. Notes	9.38	6/15/13	675,000 b	668,250
				4,336,964
Banking--1.8%
Chevy Chase Bank FSB,
Sub. Notes	6.88	12/1/13	3,620,000 b	3,638,100
Colonial Bank/Montgomery AL,
Sub. Notes	8.00	3/15/09	750,000	778,572
Colonial Bank/Montgomery AL,
Sub. Notes	9.38	6/1/11	1,000,000	1,116,760
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	325,000 a,e	305,778
				5,839,210
Building & Construction--4.2%

Beazer Homes USA,
Gtd. Notes	6.88	7/15/15	2,000,000 b	1,830,000
Compression Polymers,
Sr. Notes	10.50	7/1/13	1,325,000 a,b	1,358,125
DR Horton,
Gtd. Notes	8.50	4/15/12	2,600,000 b	2,737,228
Goodman Global Holdings,
Sr. Notes, Ser. B	8.33	6/15/12	1,596,000 b,e	1,603,980
Goodman Global Holdings,
Sr. Sub. Notes	7.88	12/15/12	438,000	420,480
Nortek,
Sr. Sub. Notes	8.50	9/1/14	1,319,000	1,282,728
Owens Corning,
Bonds	7.50	8/1/18	2,826,000 b,c	2,486,880
Standard-Pacific,
Sr. Notes	6.50	8/15/10	1,600,000 b	1,508,000
Texas Industries,
Sr. Unscd. Notes	7.25	7/15/13	250,000	248,750
				13,476,171
Chemicals--7.4%
Airgas,
Gtd. Notes	9.13	10/1/11	202,000	212,352
Airgas,
Sr. Sub. Notes	6.25	7/15/14	1,300,000 b	1,222,000
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	1,460,000 b	1,543,950
Huntsman,
Gtd. Notes	11.63	10/15/10	909,000 b	1,008,990
Huntsman International,
Gtd. Notes	9.88	3/1/09	438,000	457,710
Huntsman International,
Gtd. Notes	10.13	7/1/09	3,516,000	3,586,320
IMC Global,
Gtd. Notes, Ser. B	10.88	6/1/08	1,000,000	1,070,000
Ineos Group Holdings,
Notes	8.50	2/15/16	2,900,000 a	2,729,625
Nalco,
Sr. Sub. Notes	8.88	11/15/13	4,508,000 b	4,564,350
Nova Chemicals,
Sr. Notes	6.50	1/15/12	1,170,000	1,082,250
Nova Chemicals,
Sr. Unscd. Notes	8.41	11/15/13	1,200,000 e	1,197,000
PQ,
Gtd. Notes	7.50	2/15/13	250,000	236,250
Rhodia,
Sr. Notes	10.25	6/1/10	2,895,000 b	3,104,888
Rockwood Specialties Group,
Sr. Sub. Notes	10.63	5/15/11	1,006,000 b	1,080,193
Westlake Chemical,
Gtd. Notes	6.63	1/15/16	675,000	626,906
				23,722,784
Commercial & Professional Services--2.9%
Brickman Group,
Gtd. Notes, Ser. B	11.75	12/15/09	888,000 b	959,040
Corrections Corp of America,
Gtd. Notes	6.25	3/15/13	2,475,000 b	2,338,875
Education Management,
Sr. Notes	8.75	6/1/14	1,100,000 a	1,094,500

Education Management,
Sr. Sub. Notes		10.25	6/1/16	1,600,000 a,b	1,600,000
Hertz,
Sr. Notes		8.88	1/1/14	1,085,000 a	1,117,550
Hertz,
Sr. Sub. Notes		10.50	1/1/16	500,000 a	532,500
Service Corp International,
Sr. Notes		8.00	6/15/17	660,000 a	620,400
Williams Scotsman,
Gtd. Notes		8.50	10/1/15	1,080,000	1,071,900
					9,334,765
Commercial Mortgage Pass-Through Ctfs.--.4%
Global Signal Trust,
Ser. 2006-1, Cl. F,		7.04	2/15/36	1,210,000 a	1,209,096
Consumer Products--1.3%
Chattem,
Sr. Sub. Notes		7.00	3/1/14	1,455,000	1,418,625
Playtex Products,
Gtd. Notes		9.38	6/1/11	2,264,000 b	2,368,710
Spectrum Brands,
Sr. Sub. Notes		8.50	10/1/13	465,000	399,900
					4,187,235
Diversified Financial Services--13.4%
Basell AF SCA,
Gtd. Notes		8.38	8/15/15	1,280,000 a	1,236,800
BCP Crystal US Holdings,
Sr. Sub. Notes		9.63	6/15/14	2,280,000 b	2,485,200
C&M Finance,
Gtd. Notes		8.10	2/1/16	350,000 a	334,901
CCM Merger,
Notes		8.00	8/1/13	1,325,000 a	1,258,750
Consolidated Communications
Illinois/Texas Holdings, Sr.
Notes		9.75	4/1/12	747,000 b	773,145
Dow Jones CDX,
Pass-Through Ctfs., Ser. 4-T1		8.25	6/29/10	7,493,760 a,b,f	7,559,330
E*Trade Financial,
Sr. Notes		8.00	6/15/11	400,000	410,000
FINOVA Group,
Notes		7.50	11/15/09	2,035,920 b	610,776
Ford Motor Credit,
Notes		5.63	10/1/08	1,650,000 b	1,527,131
Ford Motor Credit,
Sr. Unscd. Notes		9.75	9/15/10	3,936,000 a,b	3,838,395
General Motors Acceptance,
Notes		6.13	1/22/08	1,515,000 b	1,485,653
General Motors Acceptance,
Notes		7.75	1/19/10	3,435,000 b	3,419,883
General Motors Acceptance,
Sr. Unsub. Notes	EUR	5.38	6/6/11	1,140,000 g	1,393,268
General Motors Acceptance
International Finance, Gtd.
Notes	EUR	4.38	10/31/07	2,000,000 g	2,519,620
K&F Acquisition,
Gtd. Notes		7.75	11/15/14	560,000	554,400
Kansas City Southern Railway,
Gtd. Notes		7.50	6/15/09	790,000	793,950
Kaupthing Bank,

Notes	7.13	5/19/16	5,175,000 a	5,185,629
Leucadia National,
Sr. Notes	7.00	8/15/13	1,725,000 b	1,681,875
Residential Capital,
Gtd. Notes	6.00	2/22/11	475,000	460,720
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	3,040,000 b	3,001,225
Residential Capital,
Sr. Unscd. Notes	6.88	6/30/15	1,270,000	1,266,619
Stena AB,
Sr. Notes	7.50	11/1/13	1,170,000 b	1,140,750
				42,938,020
Diversified Metals & Mining--2.6%
Consol Energy,
Gtd. Notes	7.88	3/1/12	3,182,000 b	3,301,325
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,315,000 a,b	1,453,075
Freeport-McMoRan Copper & Gold,
Sr. Notes	6.88	2/1/14	975,000	943,313
Freeport-McMoRan Copper & Gold,
Sr. Notes	10.13	2/1/10	1,000,000	1,066,250
Gibraltar Industries,
Sr. Sub. Notes	8.00	12/1/15	900,000 a	900,000
Southern Copper,
Sr. Notes	6.38	7/27/15	650,000	624,663
				8,288,626
Electric Utilities--14.7%
AES,
Sr. Notes	8.88	2/15/11	2,375,000 b	2,505,625
AES,
Sr. Notes	9.38	9/15/10	7,610,000 b	8,180,750
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	5,650,000 a,b	6,031,375
CMS Energy,
Sr. Notes	9.88	10/15/07	1,601,000 b	1,673,045
Edison Mission Energy,
Sr. Notes	7.50	6/15/13	1,465,000 a	1,443,025
FPL Energy National Wind,
Scd. Bonds	6.13	3/25/19	4,379,835 a,b	4,250,332
Mirant Americas Generation,
Sr. Notes	8.30	5/1/11	2,975,000 b	2,952,688
Mirant North America,
Sr. Notes	7.38	12/31/13	4,335,000 a,b	4,204,950
MSW Energy Holdings/Finance,
Scd. Notes	8.50	9/1/10	1,450,000 b	1,500,750
MSW Energy Holdings II/Finance II,
Gtd Notes, Ser. B	7.38	9/1/10	450,000	452,250
Nevada Power,
Mortgage Notes	6.50	4/15/12	478,000 b	477,837
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,216,000	1,305,888
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,175,000	1,148,563
PSEG Energy Holdings,
Sr. Notes	10.00	10/1/09	350,000	379,750
Reliant Energy,
Scd. Notes	9.25	7/15/10	2,758,000 b	2,771,790
Reliant Energy,

Scd. Notes	9.50	7/15/13	3,630,000 b	3,666,300
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	425,000	419,824
Sierra Pacific Resources,
Sr. Notes	8.63	3/15/14	3,467,000 b	3,690,088
TECO Energy,
Sr. Notes	6.75	5/1/15	525,000	513,188
				47,568,018
Environmental Control--3.6%
Allied Waste North America,
Gtd. Notes, Ser. B	9.25	9/1/12	1,215,000 b	1,293,975
Allied Waste North America,
Sr. Notes, Ser. B	8.50	12/1/08	9,009,000 b	9,369,360
Geo Sub,
Sr. Notes	11.00	5/15/12	840,000 b	848,400
				11,511,735
Food & Beverages--3.6%
Birds Eye Foods,
Gtd. Notes	11.88	11/1/08	225,000	230,344
Dean Foods,
Gtd. Notes	7.00	6/1/16	2,340,000 b	2,275,650
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	1,879,000 b	1,944,765
Dole Food,
Debs.	8.75	7/15/13	665,000 b	601,825
Dole Food,
Sr. Notes	8.63	5/1/09	702,000 b	673,920
Dole Food,
Sr. Notes	8.88	3/15/11	475,000 b	447,687
Ingles Markets,
Gtd. Notes	8.88	12/1/11	395,000	415,244
Smithfield Foods,
Sr. Notes	7.00	8/1/11	1,500,000 b	1,458,750
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	2,375,000	2,357,188
Stater Brothers Holdings,
Sr. Notes	8.83	6/15/10	1,115,000 b,e	1,134,512
				11,539,885
Health Care--5.7%
Angiotech Pharmaceuticals,
Sr. Sub. Notes	7.75	4/1/14	325,000 a	312,000
Coventry Health Care,
Sr. Notes	8.13	2/15/12	505,000	524,569
DaVita,
Gtd. Notes	7.25	3/15/15	1,720,000 b	1,659,800
Extendicare Health Services,
Gtd. Notes	9.50	7/1/10	791,000 b	829,561
Fresenius Finance,
Gtd. Notes EUR	5.00	1/31/13	195,000 a,g	246,552
HCA,
Notes	8.75	9/1/10	3,570,000 b	3,781,576
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	800,000	787,000
Tenet Healthcare,
Sr. Notes	9.88	7/1/14	7,346,000 b	7,382,730
Triad Hospitals,
Sr. Sub. Notes	7.00	11/15/13	2,918,000 b	2,852,345
				18,376,133

Lodging & Entertainment--12.9%
AMC Entertainment,
Sr. Sub. Notes	9.88	2/1/12	750,000 b	750,000
Caesars Entertainment,
Sr. Sub. Notes	7.88	3/15/10	1,140,000	1,188,450
Caesars Entertainment,
Sr. Sub. Notes	8.88	9/15/08	1,848,000	1,945,020
Chumash Casino & Resort
Enterprise, Sr. Notes	9.52	7/15/10	610,000 a	639,737
Cinemark,
Sr. Discount Notes	0/9.75	3/15/14	3,915,000 b,d	3,053,700
Cinemark USA,
Sr. Sub. Notes	9.00	2/1/13	90,000	94,950
Gaylord Entertainment,
Gtd. Notes	6.75	11/15/14	775,000	730,438
Gaylord Entertainment,
Sr. Notes	8.00	11/15/13	200,000	200,750
Isle of Capri Casinos,
Gtd. Notes	9.00	3/15/12	1,878,000 b	1,969,552
Leslie's Poolmart,
Sr. Notes	7.75	2/1/13	970,000	945,750
Mandalay Resort Group,
Sr. Notes	6.50	7/31/09	1,825,000 b	1,797,625
Mandalay Resort Group,
Sr. Sub. Notes	9.38	2/15/10	2,000,000 b	2,115,000
Mashantucket Western Pequot Tribe,
Bonds	5.91	9/1/21	2,850,000 a,b	2,652,347
MGM Mirage,
Gtd. Notes	8.50	9/15/10	2,858,000 b	2,983,038
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	2,225,000 b	2,105,406
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	6.38	7/15/09	1,800,000 b	1,761,750
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	7.13	8/15/14	1,375,000	1,337,188
Penn National Gaming,
Sr. Sub. Notes	6.75	3/1/15	540,000	506,250
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	3,495,000 a,b	3,630,431
Resorts International Hotel and
Casino, Gtd. Notes	11.50	3/15/09	1,020,000 b	1,106,700
Royal Caribbean Cruises,
Sr. Notes	8.75	2/2/11	1,575,000 b	1,701,071
Scientific Games,
Gtd. Notes	6.25	12/15/12	2,375,000 b	2,232,500
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	875,000	852,031
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	2,100,000 b	2,047,500
Turning Stone Casino Resort
Enterprise, Sr. Notes	9.13	12/15/10	690,000 a,b	700,350
Wheeling Island Gaming,
Gtd. Notes	10.13	12/15/09	1,000,000	1,038,750
Wynn Las Vegas Capital,
First Mortgage Notes	6.63	12/1/14	1,331,000 b	1,261,122
				41,347,406
Machinery--3.8%
Case New Holland,

Gtd. Notes	9.25	8/1/11	3,270,000 b	3,458,025
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	615,000	630,375
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	3,100,000 a,b	2,960,500
Terex,
Gtd. Notes	7.38	1/15/14	3,415,000 b	3,415,000
Terex,
Gtd. Notes, Ser. B	10.38	4/1/11	1,500,000 b	1,593,750
				12,057,650
Manufacturing--.9%
Bombardier,
Notes	6.30	5/1/14	1,275,000 a,b	1,115,625
JB Poindexter & Co,
Gtd. Notes	8.75	3/15/14	2,259,000 b	1,841,085
				2,956,710
Media--7.9%
Adelphia Communications,
Sr. Notes, Ser. B	7.75	1/15/09	1,550,000 c	852,500
Cablevision Systems,
Sr. Notes, Ser. B	9.62	4/1/09	850,000 e	905,250
CBD Media,
Gtd. Notes	8.63	6/1/11	200,000	200,000
CCO Holdings/Capital,
Sr. Notes	8.75	11/15/13	2,466,000 b	2,416,680
CSC Holdings,
Sr. Notes	7.25	4/15/12	2,855,000 a,b	2,769,350
CSC Holdings,
Sr. Notes, Ser. B	8.13	7/15/09	1,150,000 b	1,175,875
Dex Media East/Finance,
Gtd. Notes	9.88	11/15/09	178,000	189,125
Dex Media East/Finance,
Gtd. Notes, Ser. B	12.13	11/15/12	2,060,000 b	2,322,650
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	4,165,000 b	4,534,623
DirecTV Holdings/Financing,
Sr. Notes	8.38	3/15/13	750,000	789,375
Entercom Radio/Capital,
Gtd. Notes	7.63	3/1/14	425,000	426,062
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	1,268,000 a	1,344,080
LBI Media,
Sr. Discount Notes	0/11.00	10/15/13	1,392,000 b,d	1,134,480
Lodgenet Entertainment,
Sr. Sub. Debs.	9.50	6/15/13	419,000 b	448,330
Nexstar Finance Holdings,
Sr. Discount Notes	0/11.38	4/1/13	2,245,000 b,d	1,829,675
Pegasus Communications,
Notes, Ser. B	12.50	8/1/07	1,657,592 b,c	176,119
Radio One,
Gtd. Notes, Ser. B	8.88	7/1/11	1,555,000 b	1,619,144
Salem Communications Holding,
Gtd. Notes, Ser. B	9.00	7/1/11	2,121,000 b	2,221,748
				25,355,066
Oil & Gas--12.0%
ANR Pipeline,
Debs.	7.38	2/15/24	50,000 b	48,696
ANR Pipeline,

Notes	8.88	3/15/10	2,230,000 b	2,366,594
ANR Pipeline,
Sr. Notes	7.00	6/1/25	95,000 b	88,908
Chesapeake Energy,
Sr. Unscd. Notes	7.63	7/15/13	600,000	606,750
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	460,000	420,338
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,230,000 a,b	3,197,700
El Paso Production Holding,
Gtd. Notes	7.75	6/1/13	2,321,000 b	2,350,013
El Paso,
Debs.	6.50	6/1/08	862,000 a,b	859,845
El Paso,
Notes	7.63	9/1/08	3,893,000 a,b	3,961,127
El Paso,
Notes	7.75	6/15/10	3,942,000 a,b	4,020,840
Hanover Compressor,
Gtd. Notes	8.63	12/15/10	921,000 b	957,840
Hanover Compressor,
Sr. Notes	9.00	6/1/14	1,263,000 b	1,326,150
Hanover Equipment Trust,
Scd. Notes, Ser. B	8.75	9/1/11	1,452,000 b	1,502,820
McMoRan Exploration,
Sr. Notes	5.25	10/6/11	891,000 a	1,078,110
Northwest Pipeline,
Gtd. Notes	8.13	3/1/10	2,200,000 b	2,299,000
Pogo Producing,
Sr. Sub. Notes	6.63	3/15/15	1,875,000 b	1,741,406
Southern Natural Gas,
Unsub. Notes	8.88	3/15/10	1,795,000 b	1,904,949
Whiting Petroleum,
Sr. Sub. Notes	7.25	5/1/13	2,225,000 b	2,141,563
Williams Cos.,
Notes	6.99	10/1/10	3,000,000 a,b,e	3,052,500
Williams Cos.,
Notes	7.13	9/1/11	1,925,000 b	1,934,625
Williams Cos.,
Notes	7.88	9/1/21	1,900,000 b	1,938,000
Williams Cos.,
Sr. Notes	7.63	7/15/19	500,000	510,000
				38,307,774
Packaging & Containers--8.5%
Ball,
Gtd. Notes	6.88	12/15/12	2,250,000 b	2,216,250
Berry Plastics,
Gtd. Notes	10.75	7/15/12	1,040,000 b	1,131,000
Crown Americas/Capital,
Sr. Notes	7.63	11/15/13	7,225,000 a,b	7,134,687
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	4,125,000 a,b	4,083,750
Norampac,
Sr. Notes	6.75	6/1/13	1,500,000	1,357,500
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	445,000	414,963
Owens Brockway Glass Container,
Gtd. Notes	7.75	5/15/11	900,000 b	911,250
Owens Brockway Glass Container,

Gtd. Notes	8.25	5/15/13	450,000 b	453,375
Owens Brockway Glass Container,
Gtd. Notes	8.88	2/15/09	1,000,000 b	1,035,000
Owens Brockway Glass Container,
Scd. Notes	8.75	11/15/12	133,000	139,151
Owens-Illinois,
Debs.	7.50	5/15/10	900,000	884,250
Owens-Illinois,
Debs.	7.80	5/15/18	1,815,000 b	1,715,175
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	2,400,000 a,b	2,412,000
Smurfit-Stone Container
Enterprises, Sr. Notes	9.75	2/1/11	2,525,000 b	2,607,063
Solo Cup,
Sr. Sub. Notes	8.50	2/15/14	800,000	696,000
				27,191,414
Paper & Forest Products--2.3%
Appleton Papers,
Sr. Sub. Notes, Ser. B	9.75	6/15/14	2,709,000 b	2,749,635
Buckeye Technologies,
Sr. Notes	8.50	10/1/13	1,150,000 b	1,098,250
Buckeye Technologies,
Sr. Sub Notes	9.25	9/15/08	651,000 b	652,627
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	805,000	764,750
Temple-Inland,
Bonds	6.63	1/15/18	1,975,000 b	1,968,927
				7,234,189
Property/Casualty Insurance--1.0%
Hanover Insurance Group,
Debs.	7.63	10/15/25	3,300,000 b	3,324,529
Real Estate Investment Trusts--1.4%
BF Saul Reit,
Scd. Notes	7.50	3/1/14	2,210,000 b	2,254,200
Host Marriott,
Gtd. Notes, Ser. I	9.50	1/15/07	90,000	92,700
Host Marriott,
Sr. Notes, Ser. M	7.00	8/15/12	2,150,000 b	2,141,937
				4,488,837
Retail--1.7%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	1,100,000 b	1,045,000
Central European Distribution,
Scd. Bonds EUR	8.00	7/25/12	650,000 a,g	894,782
Neiman-Marcus Group,
Sr. Unscd. Notes	9.00	10/15/15	525,000 a	551,250
Rite Aid,
Gtd. Notes	12.50	9/15/06	899,000	912,485
Rite Aid,
Scd. Notes	8.13	5/1/10	1,035,000 b	1,045,350
VICORP Restaurants,
Sr. Notes	10.50	4/15/11	966,000 b	864,570
				5,313,437
State/Government Obligations--2.0%
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	750,000 b	732,105
Michigan Tobacco Settlement

Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	2,375,000	2,372,269
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	3,485,000 b	3,390,138
				6,494,512
Technology--3.5%
Dresser,
Gtd. Notes	9.88	4/15/11	1,950,000 b	1,984,125
Fisher Scientific International,
Sr. Sub. Notes	6.13	7/1/15	1,350,000 b	1,307,812
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	3,190,000 b	3,221,900
Freescale Semiconductor,
Sr. Notes	7.13	7/15/14	1,425,000	1,446,375
Imax,
Gtd. Notes	9.63	12/1/10	919,000 b	946,570
Sensata Technologies,
Sr. Sub. Notes EUR	9.00	5/1/16	1,450,000 a,g	1,875,043
Sungard Data Systems,
Sr. Unscd. Notes	9.43	8/15/13	300,000 a,e	315,375
				11,097,200
Telecommunications--11.8%
American Tower,
Sr. Notes	7.13	10/15/12	1,329,000 b	1,332,322
American Towers,
Gtd. Notes	7.25	12/1/11	1,100,000 b	1,130,250
Hawaiian Telecom Communications,
Gtd. Notes, Ser. B	10.79	5/1/13	1,050,000 e	1,065,750
Intelsat Bermuda,
Sr. Notes	11.25	6/15/16	2,705,000 a,h	2,786,150
Intelsat Bermuda,
Sr. Notes	11.64	6/15/13	2,000,000 a,e,h	2,050,000
Intelsat Subsidiary Holding,
Gtd. Notes	9.61	1/15/12	1,250,000 e	1,268,750
Intelsat Subsidiary Holding,
Sr. Notes	8.25	1/15/13	1,370,000	1,366,575
Nordic Telephone Holdings,
Sr. Notes EUR	8.25	5/1/16	1,450,000 a,g	1,905,550
Nortel Networks,
Gtd. Notes	10.75	7/15/16	350,000 a	357,875
PanAmSat,
Gtd. Notes	9.00	6/15/16	360,000 a,h	367,200
Pegasus Satellite Communications,
Sr. Notes	0.00	8/1/06	387,346 c	41,156
Qwest,
Sr. Notes	7.88	9/1/11	200,000	203,500
Qwest,
Sr. Notes	8.58	6/15/13	2,650,000 b,e	2,815,625
Qwest,
Bank Note, Ser. A	8.53	6/30/07	1,058,000 e	1,075,854
Qwest,
Bank Note, Ser. B	6.95	6/30/10	500,000 e	492,500
Rogers Wireless,
Debs.	9.75	6/1/16	1,750,000 b	2,025,625
Rogers Wireless,
Scd. Notes	7.25	12/15/12	2,000,000 b	2,025,000
Rogers Wireless,

Scd. Notes	9.63	5/1/11	1,136,000 b	1,249,600
Rural Cellular,
Sr. Notes	9.88	2/1/10	610,000	630,587
UbiquiTel Operating,
Sr. Notes	9.88	3/1/11	1,330,000 b	1,453,025
US Unwired,
Scd. Notes, Ser. B	10.00	6/15/12	2,172,000 b	2,421,780
Wind Acquisition Finance,
Gtd. Bonds	10.75	12/1/15	575,000 a	613,812
Windstream,
Sr. Notes	8.13	8/1/13	4,420,000 a,h	4,530,500
Windstream,
Sr. Notes	8.63	8/1/16	4,475,000 a,h	4,598,063
				37,807,049
Textiles & Apparel--2.2%
Invista,
Notes	9.25	5/1/12	4,260,000 a,b	4,494,300
Levi Strauss & Co.,
Sr. Notes	12.25	12/15/12	2,166,000 b	2,404,260
				6,898,560
Transportation--3.0%
CHC Helicopter,
Sr. Sub. Notes	7.38	5/1/14	1,476,000 b	1,424,340
Greenbrier Cos.,
Gtd. Notes	8.38	5/15/15	1,375,000	1,411,094
Grupo Transportacion Ferroviaria
Mexicana, Gtd. Notes	10.25	6/15/07	5,000,000 b	5,175,000
Gulfmark Offshore,
Gtd. Notes	7.75	7/15/14	1,745,000 b,e	1,710,100
				9,720,534
Waste Management--.1%
WCA Waste,
Sr. Notes	9.25	6/15/14	415,000 a	421,225
Total Bonds and Notes
(cost $460,261,194)				453,682,257

Preferred Stocks--2.7%			Shares	Value ($)

Banking--1.3%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875			92,250	4,197,375
Media--1.4%
Paxson Communications,
Conv., Cum. $975			303 a	2,111,688
Paxson Communications,
Non. Conv., Cum. $1425			4	35,133
Spanish Broadcasting System,
Non. Conv., Cum. $107.50			2,125	2,364,296
				4,511,117
Total Preferred Stocks
(cost $9,866,314)				8,708,492

Common Stocks--.9%

Chemicals--.0%
Huntsman			8,533 I	147,792
Electric Utilities--.5%
Mirant			50,796 I	1,361,326
Machinery--.2%
Terex			5,245 I	517,681

Oil & Gas--.2%
Williams Cos.	30,528	713,134
Total Common Stocks
(cost $2,738,723)		2,739,933

Other Investment--5.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,452,000)	18,452,000 j	18,452,000

Total Investments (cost $491,318,231)	150.9%	483,582,682
Liabilities, Less Cash and Receivables	(50.9%)	(163,091,847)
Net Assets	100.0%	320,490,835

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $123,454,957 or 38.5% of net assets.
b Collateral for Revolving Credit and Security Agreement.
c Non-income producing--security in default.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate security--interest rate subject to periodic change.
f Security linked to a portfolio of debt securities.
g Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
h Purchased on a delayed delivery basis.
i Non-income producing security.
j Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 17, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	August 17, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)